Geographic Information (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013
Revenue, Net	$ 4,620,219	$ 2,659,294	$ 12,262,198	$ 15,641,062
UnitedStatesOfAmericaMember
Revenue, Net	3,364,318	1,884,164
LatinAmericanCountriesMember
Revenue, Net	432,929
CaribbeanCountriesAndCommonwealthMember
Revenue, Net	763,736	756,678	2,933,794	3,136,908
OtherForeignCountriesMember
Revenue, Net	$ 59,236	$ 18,452